PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible VAT	$ 53,949	$ 46,287
Prepayments to third-party suppliers	14,524	16,554
Contract costs	4,851	2,569
Deposits	2,204	2,726
Interest receivable	2,914	4,721
Others	7,513	4,727
Less: Allowance for credit losses	(30)	(14)
Total	$ 85,925	$ 77,570